Income Taxes (Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Pre-tax (loss) income	$ (28,553)	$ (76,549)	$ 96,594
Weighted-average statutory income tax rate (as a percent)	64.60%	40.90%	31.90%
Income tax (benefit) expense at weighted-average statutory tax rate on pre-tax (loss) income	$ (18,445)	$ (31,346)	$ 30,833
Change in valuation allowance	49,478	71,695	39,621
Non-deductible expenses	6,368	15,641	13,500
Tax benefits, including Brazil and other	(24,398)	(39,389)	(26,948)
Differences including exchange rate and inflation adjustment	5,170	12,980	(14,938)
Others	4,643	2,897	654
Income tax expense	$ 22,816	$ 32,479	$ 42,722